Consolidated Statements of Stockholders' Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net loss attributable to non-controlling interest	$ 263	$ 0	$ 0